Leases	12 Months Ended
Mar. 31, 2023
Leases [Abstract]
LEASES

NOTE 9 – LEASES

The Company leases retail store facilities and distribution centers under non-cancellable operating leases, with terms ranging from one to 15 years, as well as finance leases for software, equipment, and furniture with a term of five years. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right-of-use assets and lease liabilities.

Operating lease expenses for lease payment are recognized on a straight-line basis over the lease term. Finance lease cost includes amortization, which is recognized on a straight-line basis over the expected life of the leased assets, and interest expenses, which are recognized following an effective interest rate method. Leases with initial term of 12 months or less are not recorded on the balance sheet.

Operating Leases

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	March 31, 2023	March 31, 2022
Operating lease right-of-use lease assets	$2,709,954	$4,209,681

Operating lease liabilities – current	$1,323,900	$1,951,408
Operating lease liabilities – non-current	1,416,508	2,308,885
Total operating lease liabilities	$2,740,408	$4,260,293

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of March 31, 2023 and 2022:

	March 31, 2023	March 31, 2022
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	4.65	4.56
Weighted average discount rate *	5.33%	5.49%

*	The Company used incremental borrowing rate of 6.98% for its lease contracts in Japan. The Company used incremental borrowing rate 2.83% for its lease contracts in Hong Kong.

During the fiscal years ended March 31, 2023, 2022, and 2021, the Company incurred total operating lease expenses of $2,126,918, $2,602,514, and $2,437,421, respectively.

Finance Leases

The components of finance lease expenses were as follows:

	For the Fiscal Years Ended March 31,
	2023	2022	2021
Finance leases cost:
Amortization of right-of-use assets	$237,802	$199,796	$187,556
Interest on lease liabilities	72,678	204,774	102,252
Total finance leases cost	$310,480	$404,570	$289,808

Supplemental cash flow information related to finance leases was as follows:

	For the Fiscal Years Ended March 31,
	2023	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$72,678	$204,774	$102,252

Supplemental balance sheet information related to leases was as follows:

	March 31, 2023	March 31, 2022
Finance leases cost:
Software	$355,756	$344,902
Equipment and furniture	1,012,001	851,915
Subtotal	1,367,757	1,196,817
Less: accumulated depreciation	(710,153)	(519,869)
Property and equipment, net	$657,604	$676,948

The weighted average remaining lease terms and discount rates for all of finance leases as of March 31, 2023 and 2022 were as follows:

	March 31, 2023	March 31, 2022
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	3.70	3.42
Weighted average discount rate	8.07%	8.07%

The following is a schedule, by years, of maturities of lease liabilities as of March 31, 2023:

	Operating Leases	Finance Leases
2024	$1,440,693	$362,452
2025	595,742	327,019
2026	164,213	194,657
2027	123,188	143,380
2028	123,188	73,321
Thereafter	759,661	12,343
Total lease payments	3,206,685	1,113,172
Less: imputed interest	(466,277)	(120,464)
Present value of lease liabilities	$2,740,408	$992,708